Condensed Balance Sheets (Parentheticals) - USD ($) $ in Millions	Sep. 30, 2023	Aug. 31, 2023	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)		0.001
Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized		5,000,000	5,000,000		5,000,000
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized		800,000,000	800,000,000		800,000,000
Common stock, shares issued		799,141,770	799,141,770		687,196,478
Common stock, share outstanding		799,141,770	799,141,770		687,196,478
Class A Common Stock
Class A common stock subject to possible redemption par value (in Dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Class A common stock subject to possible redemption, shares outstanding	990,429			1,970,384		27,600,000
Class A common stock subject to possible redemption price per share (in Dollars per share)	$ 10.82			$ 10.23		$ 10
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000			100,000,000		100,000,000
Common stock, shares issued	6,900,000
Common stock, share outstanding	6,900,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000			10,000,000		10,000,000
Common stock, shares issued				6,900,000		6,900,000
Common stock, share outstanding				6,900,000		6,900,000
Series A Convertible Preferred stock | Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued		120,065	120,065		130,000
Preferred stock, shares outstanding		120,065	120,065		130,000
Common stock, par value (in Dollars per share)			$ 0.001
Liquidation preference (in Dollars)		$ 120	$ 120
Series B Convertible Preferred stock | Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued		820,800	820,800		820,800
Preferred stock, shares outstanding		820,800	820,800		820,800
Common stock, par value (in Dollars per share)			$ 0.001
Liquidation preference (in Dollars)		$ 821	$ 821
Series C Convertible Preferred stock | Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued		195	195		195
Preferred stock, shares outstanding		195	195		195
Liquidation preference (in Dollars)		$ 10,500,000	$ 9,600,000
Series D Convertible Preferred Stock | Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued		180	180		187
Preferred stock, shares outstanding		180	180		187
Liquidation preference (in Dollars)		$ 9,800,000	$ 9,000,000